Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Australia (3.5%)
	Wesfarmers Ltd.	988,756	36,893
	Sonic Healthcare Ltd.	417,113	11,233
	Coles Group Ltd.	940,197	10,802
	Westpac Banking Corp.	681,614	9,831
	ASX Ltd.	153,195	9,086
	Medibank Pvt Ltd.	1,983,442	4,346
	Commonwealth Bank of Australia	58,797	3,921
	APA Group	314,610	2,134
	Australia & New Zealand Banking Group Ltd.	79,040	1,494
	Woolworths Group Ltd.	35,721	871
	BWP Trust	222,026	626
			91,237
Belgium (0.3%)
	Etablissements Franz Colruyt NV	137,878	5,600
	Elia Group SA	11,876	1,603
	Sofina SA	1,756	699
			7,902
Canada (5.9%)
	Royal Bank of Canada	377,514	43,042
[1]	Emera Inc.	476,894	22,596
	Enbridge Inc.	358,210	15,144
	BCE Inc.	226,127	11,812
	Fortis Inc. (XTSE)	212,031	10,072
	TELUS Corp.	382,749	9,006
[2]	Hydro One Ltd.	339,242	8,764
	Metro Inc.	139,279	7,450
	Franco-Nevada Corp.	50,454	6,671
	Intact Financial Corp.	46,530	6,305
	Quebecor Inc. Class B	199,659	4,722
	Dollarama Inc.	56,109	2,895
	TMX Group Ltd.	11,964	1,217
	Cogeco Communications Inc.	13,065	1,072
	Rogers Communications Inc. Class B	11,679	592
			151,360
China (3.0%)
	Ping An Insurance Group Co. of China Ltd. Class H	1,702,000	13,507
	ZTO Express Cayman Inc. ADR	423,283	12,715
	China Merchants Bank Co. Ltd. Class H	1,274,500	10,652
	Tencent Holdings Ltd.	124,300	7,789
	China Overseas Land & Investment Ltd.	2,074,000	6,121
	China Shenhua Energy Co. Ltd. Class H	2,283,500	5,617

		Shares	Market Value ($000)
*	Alibaba Group Holding Ltd.	254,088	3,982
[2]	Longfor Group Holdings Ltd.	616,000	3,695
*	JD.com Inc. Class A	88,731	3,363
*	China Mengniu Dairy Co. Ltd.	354,000	2,092
*,2	China Literature Ltd.	307,200	1,861
	ENN Energy Holdings Ltd.	80,000	1,274
	Anhui Conch Cement Co. Ltd. Class H	240,000	1,270
	NetEase Inc.	45,405	948
	New China Life Insurance Co. Ltd. Class H	298,200	851
	China Resources Land Ltd.	148,000	715
	China Gas Holdings Ltd.	303,000	515
			76,967
Denmark (0.5%)
	Coloplast A/S Class B	80,019	11,637
	Tryg A/S	24,951	591
			12,228
Finland (0.5%)
	Kone OYJ Class B	169,089	10,951
	Elisa OYJ	32,430	1,905
			12,856
France (0.1%)
	Vivendi SE	256,281	3,359
Germany (0.4%)
	Symrise AG Class A	47,985	5,734
	Knorr-Bremse AG	27,217	2,760
	Fielmann AG	30,924	1,972
			10,466
Hong Kong (1.6%)
	CLP Holdings Ltd.	1,845,105	18,465
	Power Assets Holdings Ltd.	1,904,270	11,701
	Hang Seng Bank Ltd.	225,500	4,464
	Want Want China Holdings Ltd.	2,935,000	2,880
	Chow Tai Fook Jewellery Group Ltd.	922,800	1,621
	Tingyi Cayman Islands Holding Corp.	638,000	1,322
	CK Infrastructure Holdings Ltd.	85,500	527
			40,980
India (2.5%)
	Infosys Ltd. ADR	1,331,992	31,395
	ICICI Bank Ltd. ADR	766,663	16,660
	Dr Reddy's Laboratories Ltd. ADR	212,374	12,211
	Wipro Ltd. ADR	330,899	2,545
[2]	Reliance Industries Ltd. GDR	28,000	1,801
			64,612
Indonesia (0.3%)
	Telkom Indonesia Persero Tbk PT ADR	224,863	6,685
Israel (0.2%)
	Bank Hapoalim BM	370,556	3,846
	Bank Leumi Le-Israel BM	157,013	1,684
			5,530
Italy (0.3%)
	Terna - Rete Elettrica Nazionale	311,151	2,445
	Snam SpA (MTAA)	351,100	1,967
	UnipolSai Assicurazioni SpA	656,555	1,917

		Shares	Market Value ($000)
	Hera SpA	187,776	781
			7,110
Japan (10.0%)
	Softbank Corp.	3,194,300	40,043
	FUJIFILM Holdings Corp.	453,000	30,367
	Chugai Pharmaceutical Co. Ltd.	538,100	17,477
	Yamada Denki Co. Ltd.	4,174,500	14,088
	SG Holdings Co. Ltd.	490,900	10,421
	Japan Post Bank Co. Ltd.	985,300	9,693
	Shimano Inc.	38,800	8,701
	Secom Co. Ltd.	117,900	8,302
	Tokyo Gas Co. Ltd.	362,000	7,309
	Japan Tobacco Inc.	350,500	6,998
	Toyo Suisan Kaisha Ltd.	162,500	6,658
	Sawai Group Holdings Co. Ltd.	162,600	6,155
	Oriental Land Co. Ltd.	34,200	5,954
	Kagome Co. Ltd.	221,000	5,751
	Chubu Electric Power Co. Inc.	546,000	5,469
	Canon Inc.	203,800	4,820
	Mizuho Financial Group Inc.	338,600	4,587
	Chugoku Electric Power Co. Inc.	530,500	4,170
*	Hitachi Metals Ltd.	227,700	4,106
	Skylark Holdings Co. Ltd.	311,400	4,069
	Toho Co. Ltd. (XTKS)	97,700	3,785
	Osaka Gas Co. Ltd.	217,000	3,690
*	Kintetsu Group Holdings Co. Ltd.	121,500	3,530
	Odakyu Electric Railway Co. Ltd.	193,100	3,412
	Pan Pacific International Holdings Corp.	244,200	3,287
	ABC-Mart Inc.	71,600	3,269
	Keio Corp.	67,200	3,023
	Lion Corp.	190,900	2,494
	Japan Exchange Group Inc.	109,319	2,249
	Oracle Corp. Japan	26,800	2,004
	Idemitsu Kosan Co. Ltd.	77,300	1,981
*	Nagoya Railroad Co. Ltd.	114,200	1,803
	Ezaki Glico Co. Ltd.	55,400	1,796
	Toho Gas Co. Ltd.	62,100	1,697
	MOS Food Services Inc.	60,500	1,593
	KDDI Corp.	49,700	1,588
	Calbee Inc.	68,200	1,570
	Hoshizaki Corp.	18,400	1,360
	Tobu Railway Co. Ltd.	47,000	1,101
	KYORIN Holdings Inc.	68,600	1,090
	Square Enix Holdings Co. Ltd.	21,600	1,059
	Mitsubishi Materials Corp.	46,800	835
	Shizuoka Bank Ltd.	97,400	765
	Seven Bank Ltd.	361,800	765
	Nissin Foods Holdings Co. Ltd.	9,500	674
	Kewpie Corp.	32,500	670
	Asahi Intecc Co. Ltd.	34,300	585
	Hamamatsu Photonics KK	11,400	583
	Lawson Inc.	12,400	543
	Medipal Holdings Corp.	29,400	529
	Koei Tecmo Holdings Co. Ltd.	14,320	518
			258,986
Mexico (0.4%)
	America Movil SAB de CV Class L ADR	485,710	9,161

		Shares	Market Value ($000)
Netherlands (0.1%)
	Koninklijke Vopak NV	70,804	2,429
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	247,537	4,554
Norway (0.4%)
	Orkla ASA	1,210,582	11,569
Russia (0.6%)
	Sberbank of Russia PJSC ADR	862,847	12,104
	Mobile TeleSystems PJSC ADR	328,463	2,509
	Polyus PJSC (Registered) GDR	12,378	970
			15,583
Singapore (0.6%)
	Oversea-Chinese Banking Corp. Ltd.	1,071,748	9,976
	Singapore Exchange Ltd.	882,800	6,111
	United Overseas Bank Ltd.	30,800	688
			16,775
South Korea (2.3%)
	Samsung Electronics Co. Ltd. Preference Shares	317,530	17,860
	KT&G Corp.	241,979	15,631
	Korea Zinc Co. Ltd.	31,943	13,588
	NAVER Corp.	14,745	3,895
*	Studio Dragon Corp.	31,065	1,990
	Maeil Dairies Co. Ltd.	30,457	1,722
[2]	Netmarble Corp.	16,653	1,542
	LEENO Industrial Inc.	7,402	1,149
*	CJ Logistics Corp.	10,592	1,028
	SSANGYONG C&E Co. Ltd.	151,980	971
			59,376
Spain (0.3%)
	Ferrovial SA	152,643	4,242
[1]	Naturgy Energy Group SA	78,909	2,498
[1]	Red Electrica Corp. SA	57,686	1,163
			7,903
Switzerland (4.6%)
	Swisscom AG (Registered)	68,772	39,308
	Givaudan SA (Registered)	5,403	22,384
	Schindler Holding AG Ptg. Ctf.	49,207	12,350
	Roche Holding AG	31,270	12,102
	Novartis AG (Registered)	98,294	8,541
	Roche Holding AG (Bearer)	17,135	7,056
	EMS-Chemie Holding AG (Registered)	4,461	4,512
	Kuehne + Nagel International AG (Registered)	13,203	3,728
	Allreal Holding AG (Registered)	9,242	2,005
	SGS SA (Registered)	681	1,942
[2]	Galenica AG	26,770	1,891
[1]	Stadler Rail AG	32,435	1,544
	Banque Cantonale Vaudoise (Registered)	13,949	1,153
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	43	499
			119,015
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	319,652	39,199
	Chunghwa Telecom Co. Ltd. ADR	142,247	6,175
			45,374

		Shares	Market Value ($000)
United Kingdom (4.0%)
	GlaxoSmithKline plc	1,040,213	23,213
	National Grid plc	1,136,971	16,637
	Halma plc	422,747	14,328
	Admiral Group plc	300,127	12,762
	Rightmove plc	774,816	6,829
	HSBC Holdings plc	914,756	6,511
	Tate & Lyle plc	542,225	5,186
	B&M European Value Retail SA	571,570	4,377
	Sage Group plc	389,024	3,802
	Croda International plc	34,990	3,779
	Severn Trent plc	69,047	2,681
	Spirax-Sarco Engineering plc	9,281	1,673
	Polymetal International plc	71,906	1,033
			102,811
United States (54.2%)
	Johnson & Johnson	252,745	43,545
	CH Robinson Worldwide Inc.	415,145	43,445
	Gilead Sciences Inc.	631,862	43,396
	Amgen Inc.	191,036	43,392
	Church & Dwight Co. Inc.	420,869	43,202
	Microsoft Corp.	133,600	41,547
*	Tyler Technologies Inc.	85,353	40,440
	Cisco Systems Inc.	724,214	40,317
	AptarGroup Inc.	338,186	39,669
	Amdocs Ltd.	520,414	39,494
	Republic Services Inc. Class A	289,027	36,897
[3]	Verizon Communications Inc.	691,179	36,791
	Merck & Co. Inc.	447,236	36,441
	Dollar General Corp.	164,519	34,299
[3]	Walmart Inc.	240,945	33,687
*,4	Equity Commonwealth	1,217,313	31,699
	Becton Dickinson and Co.	112,805	28,668
	Colgate-Palmolive Co.	340,669	28,088
	Waste Management Inc.	176,528	26,557
*	Vertex Pharmaceuticals Inc.	104,477	25,393
	Chemed Corp.	54,151	25,392
	Oracle Corp.	306,177	24,849
	Hormel Foods Corp.	479,971	22,784
	Intercontinental Exchange Inc.	172,762	21,882
	Broadridge Financial Solutions Inc.	136,224	21,690
	Brown & Brown Inc.	316,906	21,005
*	Black Knight Inc.	280,803	20,948
	Hawaiian Electric Industries Inc.	462,671	19,664
	Clorox Co.	112,202	18,834
	Service Corp. International	281,221	17,357
	Progressive Corp.	156,710	17,028
	General Mills Inc.	236,418	16,237
	3M Co.	97,461	16,180
*	Amazon.com Inc.	5,345	15,989
	Flowers Foods Inc.	537,207	15,112
	Texas Instruments Inc.	83,303	14,952
	Comcast Corp. Class A	292,110	14,603
	Sonoco Products Co.	239,828	13,584
	Yum China Holdings Inc.	269,731	12,993
	White Mountains Insurance Group Ltd.	12,323	12,828
	IDACORP Inc.	115,035	12,679
	Procter & Gamble Co.	78,791	12,642

		Shares	Market Value ($000)
	Silgan Holdings Inc.	276,813	12,396
	Washington Federal Inc.	345,197	12,089
	United Parcel Service Inc. Class B	49,567	10,023
	Bristol-Myers Squibb Co.	150,454	9,763
	Baxter International Inc.	106,879	9,132
	Houlihan Lokey Inc. Class A	84,785	9,011
	Premier Inc. Class A	233,733	8,933
	Roper Technologies Inc.	20,106	8,790
	Consolidated Edison Inc.	99,603	8,611
	Graco Inc.	113,263	8,218
	Commerce Bancshares Inc.	114,712	7,905
	Expeditors International of Washington Inc.	63,066	7,220
	Maximus Inc.	89,805	6,944
	American States Water Co.	74,529	6,874
*	Check Point Software Technologies Ltd.	56,768	6,869
	Murphy USA Inc.	33,283	6,545
	Landstar System Inc.	39,853	6,376
*	Charter Communications Inc. Class A	10,574	6,274
	Kaiser Aluminum Corp.	63,602	6,090
	Domino's Pizza Inc.	13,157	5,982
	Rollins Inc.	193,485	5,969
	NewMarket Corp.	16,858	5,699
*	Alphabet Inc. Class C	1,805	4,899
*	FTI Consulting Inc.	33,059	4,820
	Capitol Federal Financial Inc.	425,158	4,732
	Jack Henry & Associates Inc.	28,095	4,715
	Packaging Corp. of America	31,245	4,706
	Target Corp.	20,445	4,507
	NortonLifeLock Inc.	172,466	4,486
	Royal Gold Inc.	43,766	4,444
*	Incyte Corp.	59,519	4,424
	California Water Service Group	70,926	4,404
*	United Therapeutics Corp.	18,584	3,752
	Lancaster Colony Corp.	22,161	3,519
	Motorola Solutions Inc.	14,726	3,416
	Balchem Corp.	21,374	3,141
	McDonald's Corp.	11,783	3,057
	Dolby Laboratories Inc. Class A	33,935	2,981
	Ameren Corp.	33,145	2,941
	TFS Financial Corp.	159,770	2,777
	Williams Cos. Inc.	90,654	2,714
	AbbVie Inc.	15,289	2,093
	Kellogg Co.	31,209	1,966
	Toro Co.	19,969	1,929
*	Netflix Inc.	4,208	1,797
	Atmos Energy Corp.	16,648	1,785
*	Regeneron Pharmaceuticals Inc.	2,912	1,772
*	Liberty Broadband Corp. Class C	9,975	1,480
	Werner Enterprises Inc.	28,950	1,291
	Marsh & McLennan Cos. Inc.	7,371	1,132
	NorthWestern Corp.	17,360	1,009
*	Qualys Inc.	6,018	771
	National Fuel Gas Co.	11,322	688
	Avangrid Inc.	14,027	655
	Avista Corp.	12,474	555

		Shares	Market Value ($000)
	Hanover Insurance Group Inc.	3,996	551
			1,395,821
Total Common Stocks (Cost $2,148,695)			2,540,649
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[5,6]	Vanguard Market Liquidity Fund, 0.120% (Cost $37,026)	370,301	37,026
Total Investments (100.0%) (Cost $2,185,721)			2,577,675
Other Assets and Liabilities—Net (0.0%)			(199)
Net Assets (100%)			2,577,476
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,794,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $19,554,000, representing 0.8% of net assets.
3	Securities with a value of $3,395,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,462,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $26,212,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	83	18,693	412
Euro Stoxx 50 Index	March 2022	6	279	(3)
FTSE 100 Index	March 2022	12	1,194	31
S&P ASX 200 Index	March 2022	6	728	(44)
Topix Index	March 2022	9	1,485	(54)
				342

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Goldman Sachs International	2/15/22	AUD	10,588	USD	7,486	1	—
State Street Bank & Trust Co.	2/15/22	EUR	6,137	USD	6,957	—	(60)
Barclays Bank plc	2/15/22	INR	462,284	USD	6,156	30	—
BNP Paribas	2/15/22	JPY	1,084,793	USD	9,385	43	—
Goldman Sachs International	2/15/22	JPY	785,552	USD	6,876	—	(49)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	2/15/22	TWD	189,624	USD	6,850	—	(32)
Toronto-Dominion Bank	2/15/22	USD	97,487	AUD	136,124	1,236	—
Bank of Montreal	2/15/22	USD	152,676	CAD	193,798	219	—
Toronto-Dominion Bank	2/15/22	USD	411	CAD	521	1	—
Deutsche Bank AG	2/15/22	USD	121,058	CHF	111,911	245	—
Royal Bank of Canada	2/15/22	USD	6,368	CNY	40,698	—	(13)
Toronto-Dominion Bank	2/15/22	USD	4,906	CNY	31,366	—	(11)
Deutsche Bank AG	2/15/22	USD	17,330	DKK	113,855	134	—
BNP Paribas	2/15/22	USD	62,753	EUR	55,410	485	—
Deutsche Bank AG	2/15/22	USD	91,734	GBP	67,730	652	—
State Street Bank & Trust Co.	2/15/22	USD	14,591	GBP	10,750	135	—
Toronto-Dominion Bank	2/15/22	USD	88,660	HKD	691,129	20	—
State Street Bank & Trust Co.	2/15/22	USD	10,673	HKD	83,217	—	—
Royal Bank of Canada	2/15/22	USD	6,597	IDR	94,498,347	32	—
Barclays Bank plc	2/15/22	USD	5	IDR	65,690	—	—
Barclays Bank plc	2/15/22	USD	3,873	ILS	12,179	24	—
BNP Paribas	2/15/22	USD	57,271	INR	4,258,071	294	—
Barclays Bank plc	2/15/22	USD	7,332	INR	543,899	54	—
Goldman Sachs International	2/15/22	USD	3,128	INR	232,585	16	—
State Street Bank & Trust Co.	2/15/22	USD	270,805	JPY	31,177,502	—	(145)
Royal Bank of Canada	2/15/22	USD	3,300	JPY	380,446	—	(6)
Toronto-Dominion Bank	2/15/22	USD	62,134	KRW	74,597,898	279	—
Royal Bank of Canada	2/15/22	USD	8,305	MXN	171,198	25	—
State Street Bank & Trust Co.	2/15/22	USD	554	MXN	11,406	2	—
Goldman Sachs International	2/15/22	USD	11,836	NOK	105,322	—	(3)
Goldman Sachs International	2/15/22	USD	5,378	NZD	7,977	130	—
Toronto-Dominion Bank	2/15/22	USD	16	PLN	65	—	—
Citibank, N.A.	2/15/22	USD	16,323	RUB	1,238,011	363	—
BNP Paribas	2/15/22	USD	68	SEK	623	1	—
Toronto-Dominion Bank	2/15/22	USD	16,106	SGD	21,856	—	(71)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	2/15/22	USD	749	SGD	1,016	—	(3)
Citibank, N.A.	2/15/22	USD	52,784	TWD	1,459,026	328	—
						4,749	(393)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNY—Chinese renminbi.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,742,000 and cash of $3,260,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	290,615	854,213	—	1,144,828
Common Stocks—United States	1,395,821	—	—	1,395,821
Temporary Cash Investments	37,026	—	—	37,026
Total	1,723,462	854,213	—	2,577,675
Derivative Financial Instruments
Assets
Futures Contracts[1]	443	—	—	443
Forward Currency Contracts	—	4,749	—	4,749
Total	443	4,749	—	5,192
Liabilities
Futures Contracts[1]	101	—	—	101
Forward Currency Contracts	—	393	—	393
Total	101	393	—	494
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.